Organization and Summary of Significant Accounting Policies (Details 15) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 24,518	$ 18,638	$ 16,787
Foreign currency translation	13,155	8,221	3,411
Accumulated other comprehensive loss, total	$ 37,673	$ 26,859	$ 20,198